Equipment on Operating Leases - Changes in Cost, Accumulated Depreciation and Impairment Losses, and the Carrying Amounts of Equipment on Operating Leases (Detail) - Equipment on operating leases [member] - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 4,919,916
Ending balance	5,159,129	¥ 4,919,916
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,302,709	5,903,574
Additions	2,026,098	2,001,898
Sales or disposal	(2,171,117)	(1,777,101)
Exchange differences on translating foreign operations	509,447	174,338
Other
Ending balance	6,667,137	6,302,709
Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,382,793)	(1,277,511)
Depreciation	(879,196)	(821,963)
Sales or disposal	856,835	740,627
Exchange differences on translating foreign operations	(100,982)	(40,267)
Other	(1,872)	16,321
Ending balance	¥ (1,508,008)	¥ (1,382,793)